UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

 Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2019

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

Great Lakes Bond Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Description	Par	Value
CORPORATE BONDS - 66.7%
Communications - 4.2%
CCO Holdings LLC
5.750%, 01/15/2024	$677,000	$671,922
Discovery Communications
4.900%, 03/11/2026	2,339,000	2,359,675
Indiana Bell Telephone Co., Inc.
7.300%, 08/15/2026	535,000	628,382
Michigan Bell Telephone Co.
7.850%, 01/15/2022	1,651,000	1,836,850
		5,496,829
Consumer Discretionary - 4.7%
Brunswick Corp.
7.375%, 09/01/2023	150,000	162,912
Carnival Corp.
3.950%, 10/15/2020	523,000	529,880
Lear Corp.
5.375%, 03/15/2024	870,000	895,003
Leggett & Platt, Inc.
3.500%, 11/15/2027	1,885,000	1,775,102
Lennar Corp.
4.750%, 05/30/2025	1,000,000	941,250
Pulte Group, Inc.
6.375%, 05/15/2033	857,000	786,297
Service Corp. International
7.500%, 04/01/2027	1,000,000	1,085,000
		6,175,444
Consumer Staples - 0.6%
HJ Heinz Co.
6.375%, 07/15/2028	742,000	802,307

Energy - 9.8%
Antero Resources Corp.
5.375%, 11/01/2021	1,506,000	1,458,937
Devon Energy Corp.
5.850%, 12/15/2025	2,166,000	2,300,518
Kinder Morgan, Inc.
5.300%, 12/01/2034	2,794,000	2,745,838
Marathon Oil Corp.
2.700%, 06/01/2020	1,991,000	1,962,253
Petroleos Mexicanos
6.500%, 03/13/2027	858,000	808,665
Sinopec Group Overseas Development 2015
2.500%, 04/28/2020 (a)	650,000	642,178
Valero Energy Partners
4.375%, 12/15/2026	3,007,000	2,961,861
		12,880,250

Financials # - 28.9%
Affiliated Managers Group
3.500%, 08/01/2025	445,000	432,805
Ally Financial, Inc.
5.125%, 09/30/2024	1,158,000	1,152,210
Aon plc
4.450%, 05/24/2043	585,000	532,311
Bank of America Corp.
4.000%, 04/01/2024	1,000,000	1,006,251
Carlyle Holdings II Finance
5.625%, 03/30/2043 (a)	1,750,000	1,737,432
Citigroup, Inc.
4.500%, 01/14/2022	1,030,000	1,053,127
3.740% (3 Month LIBOR USD + 1.100%), 05/17/2024 ^	1,000,000	976,315
Corporate Office Properties LP
3.700%, 06/15/2021	1,148,000	1,138,945
Credit Suisse Group Funding Ltd.
3.800%, 09/15/2022	1,000,000	993,553
3.800%, 06/09/2023	577,000	566,774
Deutsche Bank AG
2.850%, 05/10/2019	2,297,000	2,283,393
4.528% (3 Month LIBOR USD + 1.910%), 05/10/2019 ^	250,000	249,210
Ford Motor Credit Co., LLC
5.750%, 02/01/2021	2,405,000	2,454,046
3.810%, 01/09/2024	978,000	903,569
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	1,593,000	1,654,275
5.750%, 01/24/2022	1,070,000	1,120,797
3.801% (3 Month LIBOR USD + 1.050%), 06/05/2023 ^	2,032,000	1,984,311
4.306% (3 Month LIBOR USD + 1.600%), 11/29/2023 ^	1,000,000	991,667
Huntington National Bank
2.200%, 04/01/2019	360,000	359,311
JPMorgan Chase & Co.
2.250%, 01/23/2020	2,048,000	2,027,916
Macquarie Bank Ltd.
2.400%, 01/21/2020 (a)	250,000	247,823
Manufacturers & Traders Trust Co.
3.376% (3 Month LIBOR USD + 0.640%), 12/01/2021 ^	2,303,000	2,281,199
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	197,006
Morgan Stanley
5.500%, 07/24/2020	861,000	887,915
3.399% (3 Month LIBOR USD + 0.930%), 07/22/2022 ^	500,000	493,227
3.811% (3 Month LIBOR USD + 1.220%), 05/08/2024 ^	3,467,000	3,417,793
New York Life Global Funding
2.150%, 06/18/2019 (a)	530,000	528,020
Nippon Life Insurance Co.
5.100% (5 Year Mid Swap Rate USD + 3.650%), 10/16/2044 (a) ^	250,000	251,250
Reliance Standard Life II
2.375%, 05/04/2020 (a)	520,000	513,389
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	605,000	591,949
Symetra Financial Corp.
4.250%, 07/15/2024	640,000	628,586
UBS
2.375%, 08/14/2019	1,930,000	1,922,352
Wells Fargo & Co.
4.125%, 08/15/2023	1,439,000	1,449,009
3.757% (3 Month LIBOR USD + 1.230%), 10/31/2023 ^	827,000	824,982
		37,852,718

Health Care - 2.2%
Aetna, Inc.
2.750%, 11/15/2022	1,000,000	960,237
Agilent Technologies, Inc.
3.200%, 10/01/2022	750,000	741,591
Biogen, Inc.
4.050%, 09/15/2025	1,150,000	1,146,420
		2,848,248
Industrials - 4.9%
General Electric Co.
2.300%, 01/14/2019	753,000	752,712
6.000%, 08/07/2019	400,000	404,367
3.436% (3 Month LIBOR USD + 1.000%), 04/15/2023 ^	1,100,000	997,127
Icahn Enterprises LP
6.000%, 08/01/2020	1,011,000	1,011,000
IDEX Corp.
4.200%, 12/15/2021	950,000	964,542
Rolls-Royce plc
2.375%, 10/14/2020 (a)	1,342,000	1,320,767
Stanley Black & Decker, Inc.
3.400%, 12/01/2021	1,000,000	1,005,050
		6,455,565
Information Technology - 4.8%
Amkor Technology, Inc.
6.375%, 10/01/2022	1,006,000	1,011,332
Juniper Networks, Inc.
4.500%, 03/15/2024	3,788,000	3,820,547
Xerox Corp.
2.750%, 03/15/2019	1,425,000	1,417,946
		6,249,825
Materials - 2.8%
ArcelorMittal
5.250%, 08/05/2020	1,000,000	1,015,264
Ball Corp.
5.000%, 03/15/2022	1,355,000	1,365,163
Dow Chemical Co.
3.000%, 11/15/2022	1,250,000	1,213,585
		3,594,012

Utilities - 3.8%
American Electric Power Co., Inc.
2.950%, 12/15/2022	1,865,000	1,830,440
Pacific Gas & Electric Co.
3.500%, 10/01/2020	235,000	225,102
3.250%, 06/15/2023	1,482,000	1,318,471
3.850%, 11/15/2023	640,000	575,977
PSEG Power LLC
4.150%, 09/15/2021	1,019,000	1,030,768
		4,980,758
Total Corporate Bonds
(Cost $89,965,609)		87,335,956

MUNICIPAL BONDS - 18.3%
Chesterfield County, Virginia Industrial Development Authority
2.530%, 08/01/2024 (b)	2,200,000	2,200,000
Chicago, Illinois Board of Education
Series A
4.000%, 12/01/2020	1,000,000	1,011,360
Cicero, Illinois
5.000%, 01/01/2028 - BAM Insured	400,000	460,612
Cook County, Illinois
Series B
4.940%, 11/15/2023 - BAM Insured	500,000	523,520
Horatio, Arkansas School District #55
4.750%, 08/01/2024	150,000	150,022
Illinois
5.363%, 02/01/2019	625,000	626,062
Illinois Sports Facilities Authority
5.000%, 06/15/2022	230,000	239,899
Independence, Missouri School District
Series A
6.625%, 03/01/2025 - AGM Insured	570,000	573,785
Johnson City, Tennessee Health & Educational Facilities Board Hospital Revenue
Series 2000 B
5.125%, 07/01/2025 - NATL Insured	230,000	241,891
Kankakee, Illinois
4.000%, 01/01/2025	250,000	256,655
Kansas Municipal Energy Agency Power Project Revenue
Series B
2.750%, 04/01/2019	445,000	444,617
Macon & DeWitt Counties Illinois Community United School District #2
4.500%, 10/01/2020 - AGM Insured	300,000	307,323
Madison & Jersey Counties Illinois United School District #11
5.625%, 12/01/2026	250,000	262,007
Maine Housing Authority Mortgage Revenue
Series A1
3.050%, 11/15/2025	250,000	251,333
Michigan Finance Authority
Series B
2.450%, 09/01/2050 (b)	3,500,000	3,500,000
Minnesota Housing Finance Agency
Series C
3.200%, 01/01/2025 - FHLMC, FNMA, GNMA Insured	205,000	210,941

New Haven, Michigan Community School District
5.000%, 05/01/2026 - QSBLF Insured	1,000,000	1,166,230
New Orleans, Louisiana
Series A
5.000%, 12/01/2019	250,000	254,818
New York State Housing Finance Agency
Series B
3.950%, 11/01/2034 - FHLMC, FNMA, GNMA Insured	500,000	509,345
Ohio Housing Finance Agency
Series 1
2.650%, 11/01/2041 - FNMA, GNMA Insured	2,125,000	2,034,029
Pittsburgh & Allegheny County, Pennsylvania Sports & Exhibition Authority
Series B
2.560%, 11/01/2039 - AGM Insured (b)	6,425,000	6,425,000
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026 - AGC Insured	1,025,000	1,276,843
Triborough Bridge & Tunnel Authority
Series C
4.000%, 11/15/2035	1,000,000	1,053,340
Total Municipal Bonds
(Cost $23,965,597)		23,979,632

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 6.4%
Federal Home Loan Mortgage Association
Series 293, Class IO
4.000%, 11/15/2032, S5-0007 (c)	757,551	138,209
Series 4488, Class BD
3.000%, 05/15/2033	471,762	475,701
Series 4676, Class VD
4.000%, 08/15/2037	2,250,000	2,358,454
Federal Home Loan Mortgage Corporation Pool
2.500%, 08/01/2032, #C91531	165,049	160,867
3.000%, 10/01/2032, #D99625	108,396	107,844
4.000%, 10/01/2040, #G06061	201,414	207,331
4.000%, 08/01/2042, #Q10153	215,577	221,916
Federal National Mortgage Association
Series 2008-6, Class BF
3.006% (1 Month LIBOR USD + 0.500%), 02/25/2038 ^	1,036,686	1,044,307
Series 2011-144, Class FW
2.956% (1 Month LIBOR USD + 0.450%), 10/25/2040 ^	560,375	562,435
Series 2013-130, Class CA
2.500%, 06/25/2043	426,323	418,506
Series 2013-130, Class CD
3.000%, 06/25/2043	775,132	774,564
Federal National Mortgage Association Pool
5.170%, 06/01/2028, #468516	223,844	241,054
4.500%, 06/01/2034, #MA1976	182,604	190,796
4.500%, 04/01/2039, #930922	186,146	194,999
4.000%, 03/01/2045, #AY6502	241,488	246,481
4.500%, 06/01/2048, #CA1952	341,675	354,113

Government National Mortgage Association
Series 2008-51, Class AY
5.500%, 06/16/2023	123,659	123,507
Series 2012-109, Class AB
1.388%, 09/16/2044	70,481	68,292
Series 2013-145, Class AG
3.742%, 09/16/2044 (d)	455,435	477,838
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $8,366,917)		8,367,214

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4
4.023%, 03/12/2047	500,000	515,261
Commercial Mortgage Trust
Series 2012-CR1, Class AM
3.912%, 05/17/2045	350,000	356,050
CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	33,708	33,900
FREMF Mortgage Trust
Series 2013-K32, Class C
3.537%, 10/25/2046 (a)(d)	450,000	432,685
Greenpoint Mortgage
Series 2003-1, Class A1
4.852%, 10/25/2033 (d)	134,729	134,151
GS Mortgage Securities Trust
Series 2011-GC3, Class B
5.361%, 03/10/2044 (a)(d)	600,000	620,175
Series 2014-GC18, Class A4
4.074%, 01/10/2047	500,000	515,559
Morgan Stanley Mortgage Trust
Series 35
3.095% (1 Month LIBOR USD + 0.625%), 04/20/2021 ^	799	800
Residential Funding Mortgage Security I
Series 2004-S3, Class A1
4.750%, 03/25/2019	558	558
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.481%, 08/15/2039 (d)	8,338	8,349
UBS - Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 08/12/2049	500,000	499,297
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4
2.931%, 07/17/2048	1,000,000	959,109
Series 2016-NXS6, Class A4
2.918%, 11/18/2049	1,000,000	954,109
Series 2016-LC25, Class A4
3.640%, 12/15/2059	1,000,000	998,719
Total Commercial Mortgage-Backed Securities
(Cost $6,201,474)		6,028,722

U.S. Treasury Securities - 2.4%
U.S. Treasury Notes
1.750%, 12/31/2020	500,000	492,979
2.875%, 05/15/2028	1,000,000	1,015,566
3.125%, 11/15/2028	1,500,000	1,556,162
Total U.S. Treasury Securities
(Cost $3,034,973)		3,064,707

ASSET-BACKED SECURITIES - 0.4%
Automotive - 0.4%
AmeriCredit Automobile Receivables Trust
Series 2015-1, Class C
2.510%, 01/08/2021	298,127	297,845
Santander Drive Auto Receivables Trust
Series 2017-2, Class A3
1.870%, 12/15/2020	155,654	155,568
Total Asset-Backed Securities
(Cost $453,048)		453,413

INVESTMENT COMPANY - 0.9%	Shares
Nuveen Quality Municipal Income Fund
Total Investment Company
(Cost $1,315,512)	96,254	1,207,025

Total Investments - 99.7%
(Cost $133,303,130)		130,436,669
Other Assets and Liabilities, Net - 0.3%		424,853
Total Net Assets - 100.0%		$130,861,522

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are deemed to be liquid by the Adviser.  As of December 31, 2018, the value of these investments were $6,490,725, or 5.0% of total net assets.

^	Variable rate security - The rate shown is the rate in effect as of December 31, 2018.
#
As of December 31, 2018, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

(b)
Adjustable rate security.  The rate is determined by a remarketing agreement whereby an issuer contracts with a securities dealer to serve as the remarketing agent.  The remarketing agent is responsible for determining the interest rate the issuer pays on the bond until the next reset date.

(c)	Interest only security.
(d)	Variable rate security. The coupon is based on an underlying pool of loans.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

AGC - Assured Guaranty Corporation
AGM - Assured Guaranty
BAM - Build America Mutual Assurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
NATL - National Public Finance Guarantee Corporation
QSBLF - School Bond Qualification Program

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$87,335,956	$-	$87,335,956
Municipal Bonds	-	23,979,632	-	23,979,632
U.S. Government Agency Mortgage-Backed Securities	-	8,367,214	-	8,367,214
Commercial Mortgage-Backed Securities	-	6,028,722	-	6,028,722
U.S. Treasury Securities	-	3,064,707	-	3,064,707
Asset-Backed Securities	-	453,413	-	453,413
Investment Company	1,207,025	-	-	1,207,025
Total Investments	$1,207,025	$129,229,644	$-	$130,436,669

Refer to the Schedule of Investments for further information on the classification of investments.

Great Lakes Disciplined Equity Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 100.9%
Communication Services - 4.5%
Alphabet, Inc. - Class C *	1,009	$1,044,930
CenturyLink, Inc.	25,771	390,431
News Corp. - Class A	20,358	231,063
		1,666,424
Consumer Discretionary - 11.0%
Amazon.com, Inc. *	638	958,257
Carnival Corp.	2,561	126,257
Hilton Worldwide Holdings, Inc.	3,448	247,566
Home Depot, Inc.	7,034	1,208,582
O'Reilly Automotive, Inc. *	2,240	771,299
Target Corp.	7,994	528,324
Tesla, Inc. *	800	266,240
		4,106,525
Consumer Staples - 8.6%
Campbell Soup Co.	8,937	294,832
Coca-Cola Co.	5,083	240,680
Colgate-Palmolive Co.	2,734	162,728
Costco Wholesale Corp.	1,797	366,067
General Mills, Inc.	8,284	322,579
Kellogg Co.	2,064	117,669
Philip Morris International, Inc.	7,929	529,340
Procter & Gamble Co.	1,562	143,579
Sysco Corp.	7,165	448,959
Walgreens Boots Alliance, Inc.	3,732	255,007
Walmart, Inc.	3,435	319,970
		3,201,410
Energy - 2.0%
Baker Hughes	16,772	360,598
Targa Resources Corp.	10,402	374,680
		735,278
Financials - 10.7%
Aflac, Inc.	11,810	538,064
American Express Co.	2,464	234,868
Aon plc	3,800	552,368
Berkshire Hathaway, Inc. - Class B *	7,979	1,629,152
Charles Schwab Corp.	10,190	423,191
CME Group, Inc.	2,415	454,310
Prudential Financial, Inc.	1,738	141,734
		3,973,687

Health Care - 22.1%
Amgen, Inc.	860	167,416
Bristol-Myers Squibb Co.	8,729	453,733
Cigna Corp.	344	65,272
CVS Health Corp.	4,358	285,506
Danaher Corp.	8,158	841,253
IDEXX Laboratories, Inc. *	810	150,676
Incyte Corp. *	2,105	133,857
Johnson & Johnson	8,658	1,117,315
Medtronic plc	4,260	387,490
Merck & Co., Inc.	14,616	1,116,809
Pfizer, Inc.	22,457	980,248
Thermo Fisher Scientific, Inc.	2,572	575,588
UnitedHealth Group, Inc.	5,583	1,390,837
Veeva Systems, Inc. - Class A *	2,651	236,787
Zoetis, Inc.	3,952	338,054
		8,240,841
Industrials - 15.0%
3M Co.	5,941	1,131,998
Allegion plc	2,794	222,710
AMETEK, Inc.	5,073	343,442
Boeing Co.	3,959	1,276,777
CSX Corp.	2,523	156,754
Ingersoll-Rand Co. plc	4,128	376,597
Lockheed Martin Corp.	3,030	793,375
Republic Services, Inc.	1,921	138,485
Union Pacific Corp.	3,733	516,013
United Parcel Service, Inc. - Class B	1,371	133,714
Verisk Analytics, Inc. *	2,375	258,970
Waste Management, Inc.	2,748	244,545
		5,593,380
Information Technology - 24.1%
Accenture plc - Class A	1,879	264,958
Adobe, Inc. *	735	166,286
Apple, Inc.	2,753	434,258
Autodesk, Inc. *	1,082	139,156
Automatic Data Processing, Inc.	1,886	247,292
Cadence Design Systems, Inc. *	4,234	184,094
Fiserv, Inc. *	3,457	254,055
HP, Inc.	27,838	569,566
MasterCard, Inc. - Class A	2,313	436,348
Microsoft Corp.	22,461	2,281,364
Paychex, Inc.	5,349	348,487
salesforce.com, inc. *	1,885	258,188
Square, Inc. - Class A *	2,100	117,789
Symantec Corp.	36,396	687,702
Trimble, Inc. *	11,854	390,115
Visa, Inc. - Class A	8,932	1,178,488
Workday, Inc. - Class A *	1,032	164,790
Xilinx, Inc.	10,044	855,448
		8,978,384

Real Estate - 2.9%
Digital Realty Trust, Inc. - REIT	3,775	402,226
Realty Income Corp. - REIT	10,514	662,803
		1,065,029
Total Common Stocks
(Cost $37,079,929)		37,560,958

Total Investments - 100.9%
(Cost $37,079,929)		37,560,958
Other Assets and Liabilities, Net - (0.9)%		(327,057)
Total Net Assets - 100.0%		$37,233,901

* Non-income producing security.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$37,560,958	$-	$-	$37,560,958
Total Investments	$37,560,958	$-	$-	$37,560,958

Refer to the Schedule of Investments for further information on the classification of investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of 3/31/2018	$388
Accrued discounts/ premiums	-
Realized gain (loss)	33
Change in net unrealized appreciation (depreciation)	(388)
Net purchases (sales)	(33)
Transfers in and/or out of Level 3	-
Balance as of 12/31/2018	$-
Net change in unrealized appreciation of Level 3 assets as of December 31, 2018	$-

Great Lakes Disciplined International Smaller Company Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 104.5%
Australia - 4.5%
BWP Trust - REIT (a)	54,370	$135,223
Cochlear Ltd. (a)	2,409	295,171
GPT Group (a)	26,112	98,261
Reece, Ltd. (a)	19,824	138,988
		667,643
Belgium - 2.2%
Elia System Operator SA/NV	4,820	321,963

Brazil - 2.2%
Lojas Renner SA (a)	29,618	323,124

Canada - 11.1%
Canadian Western Bank	15,367	293,112
Choice Properties - REIT	34,430	290,531
First Capital Realty, Inc.	15,895	219,470
SNC-Lavalin Group, Inc.	9,414	316,650
Toromont Industries, Ltd.	5,792	230,204
WSP Global, Inc.	6,638	285,271
		1,635,238
Chile - 2.0%
Empresas CMPC SA (a)	92,726	295,281

China - 1.4%
Huazhu Group, Ltd. - ADR	4,584	131,240
New Oriental Education & Technology Group, Inc. - ADR *	1,328	72,788
		204,028
Colombia - 0.3%
Grupo Argos SA	7,901	41,847

Czech Republic - 1.2%
Philip Morris CR AS (a)	272	170,193

Finland - 1.3%
Stora Enso OYJ (a)	15,968	185,128

France - 5.2%
Cie Plastic Omnium SA (a)	2,310	53,315
ICADE (a)	3,246	247,386
Edenred (a)	3,969	146,174
Eramet (a)	2,530	174,592
Teleperformance (a)	907	145,093
		766,560
Greece - 0.6%
Hellenic Telecommunications Organization SA (a)	8,123	88,630

India - 2.3%
Zee Entertainment Enterprises, Ltd. (a)	48,947	333,879

Japan - 21.6%
Aozora Bank Ltd. (a)	3,528	105,152
Chugoku Electric Power Co., Inc. (a)	9,557	124,200
FamilyMart UNY Holdings Co., Ltd. (a)	2,603	327,599
IBJ Leasing Co., Ltd. (a)	4,691	103,180
Kyudenko Corp. (a)	2,352	89,136
MEITEC Corp. (a)	1,859	75,437
Musashino Bank, Ltd. (a)	4,585	105,674
Nabtesco Corp. (a)	7,637	165,348
NHK Spring Co., Ltd. (a)	11,737	102,543
Nihon M&A Center, Inc. (a)	13,270	267,097
Nissin Foods Holdings Co., Ltd. (a)	2,279	142,795
Suzuken Co., Ltd. (a)	2,431	123,793
Tokyo Century Corp. (a)	2,081	91,653
Tokyo Seimitsu Co., Ltd. (a)	3,643	91,782
Tokyu Fudosan Holdings Corp. (a)	67,574	333,074
Toyo Seikan Group Holdings, Ltd. (a)	15,038	344,192
Toyo Suisan Kaisha, Ltd. (a)	4,153	144,620
Trend Micro, Inc. (a)	1,240	67,004
Yamaguchi Financial Group, Inc. (a)	15,920	152,176
YASKAWA Electric Corp. (a)	8,966	219,166
		3,175,621
Malaysia - 2.3%
PPB Group BHD (a)	78,656	333,613

Mexico - 3.5%
Grupo Simec SAB de CV *	96,476	300,547
Mexichem SAB de CV	82,139	208,610
		509,157
Netherlands - 3.2%
ASM International NV (a)	4,035	166,368
IMCD NV (a)	2,820	180,519
InterXion Holding NV *	2,243	121,481
		468,368
Norway - 1.6%
TGS NOPEC Geophysical Co. ASA (a)	9,505	229,656

Singapore - 1.6%
Singapore Press Holdings, Ltd. (a)	40,934	70,539
UOL Group, Ltd. (a)	36,808	167,400
		237,939
South Africa - 1.7%
Rand Merchant Investment Holdings, Ltd. (a)	42,555	107,530
RMB Holdings, Ltd. (a)	25,983	142,343
		249,873

South Korea - 7.7%
CJ Corp. (a) *	372	40,573
Green Cross Corp. (a)	1,423	173,567
Hanmi Pharmaceutical Co., Ltd. (a)	690	287,982
Hanmi Science Co., Ltd. (a)	1,215	86,153
Seah Besteel Corp. (a)	10,409	165,036
SKC Co., Ltd. (a)	7,215	231,381
Young Poong Corp. (a)	224	149,248
		1,133,940
Spain - 0.4%
Atlantica Yield plc	3,184	62,406

Sweden - 5.1%
Investment AB Latour - Class B (a)	21,021	266,091
Lundin Petroleum AB (a)	12,506	312,326
SSAB AB - Class A (a)	19,576	67,514
SSAB AB - Class B (a)	36,057	101,757
		747,688
Switzerland - 5.8%
Baloise Holding AG - REG D (a)	1,198	165,396
Banque Cantonale Vaudoise - REG D (a)	548	413,703
DKSH Holding AG (a)	2,953	204,168
Swiss Prime Site AG - REG D (a)	769	62,290
		845,557
Taiwan - 3.2%
Hotai Motor Co., Ltd. (a)	38,698	320,701
Transcend Information, Inc. (a)	65,832	142,337
		463,038
Thailand - 1.9%
Kiatnakin Bank plc (a)	140,010	285,131

United Kingdom - 10.6%
Ashtead Group plc (a)	3,596	75,010
Bellway plc (a)	4,045	129,782
Berkeley Group Holdings plc (a)	5,447	241,591
Intertek Group plc (a)	2,468	151,049
Rightmove plc (a)	46,674	257,225
Spectris plc (a)	4,909	142,660
Spirax-Sarco Engineering plc (a)	4,100	326,343
SSP Group plc (a)	19,987	164,990
St. James's Place plc (a)	4,950	59,617
		1,548,267
Total Common Stocks
(Cost $17,466,886)		15,323,768

PREFERRED STOCK - 0.0%
South Korea - 0.0%
CJ Corp. * (a)(b)
Total Preferred Stock
(Cost $4,725)	109	4,519

Total Investments - 104.5%
(Cost $17,471,611)		15,328,287
Other Assets and Liabilities, Net - (4.5)%		(664,480)
Total Net Assets - 100.0%		$14,663,807

(a) This security is catagorized as a Level 2 security in the fair value hierarchy.
* Non-income producing security.
(b) Security considered illiquid. As of December 31, 2018, the market value of this investment was $4,519 or 0.0% of total net assets.

Security	Shares	Date Acquired	Cost Basis
CJ Corp.	109	11/2018	$4,725

REIT - Real Estate Investment Trust
ADR - American Depositary Receipt
The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

At December 31, 2018, the sector diversification for the Fund was as follows:

% of
Sector	Net Assets
Industrials	19.4%
Financials	15.6%
Materials	15.4%
Consumer Discretionary	11.0%
Real Estate	10.6%
Consumer Staples	7.6%
Health Care	6.6%
Information Technology	6.5%
Communication Services	4.6%
Energy	3.7%
Utilities	3.5%
Other Assets and Liabilities, Net	(4.5)%
Total	100.0%

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,896,120	$12,427,648	$-	$15,323,768
Preferred Stock	-	4,519	-	4,519
Total Investments	$2,896,120	$12,432,167	$-	$15,328,287

Refer to the Schedule of Investments for further information on the classification of investments.

Great Lakes Large Cap Value Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 99.2%
Communication Services - 3.3%
Alphabet, Inc. - Class C *	1,333	$1,380,468

Consumer Discretionary - 10.1%
BorgWarner, Inc.	39,353	1,367,123
Harley-Davidson, Inc.	37,604	1,283,048
Hasbro, Inc.	5,578	453,213
Mohawk Industries, Inc. *	10,058	1,176,384
		4,279,768
Consumer Staples - 9.6%
Anheuser-Busch InBev SA/NV - ADR	6,249	411,247
CVS Health Corp.	16,803	1,100,933
PepsiCo, Inc.	7,907	873,565
Philip Morris International, Inc.	25,291	1,688,427
		4,074,172
Energy - 14.1%
Chevron Corp.	9,930	1,080,285
National Oilwell Varco, Inc.	33,312	856,118
Occidental Petroleum Corp.	13,289	815,679
Royal Dutch Shell - ADR	29,579	1,723,568
Schlumberger Ltd.	41,440	1,495,155
		5,970,805
Financials # - 28.1%
American Express Co.	12,749	1,215,235
Ameriprise Financial, Inc.	8,367	873,264
Bank of America Corp.	49,497	1,219,606
Berkshire Hathaway, Inc. - Class B *	7,337	1,498,069
Chubb Ltd.	14,124	1,824,538
Citigroup, Inc.	20,200	1,051,612
Discover Financial Services	16,665	982,902
MetLife, Inc.	19,138	785,806
PNC Financial Services Group, Inc.	9,895	1,156,824
Prudential Financial, Inc.	16,219	1,322,659
		11,930,515
Health Care - 14.6%
Abbott Laboratories	9,743	704,711
AbbVie, Inc.	15,951	1,470,523
Biogen, Inc. *	3,573	1,075,187
McKesson Corp.	8,018	885,748
Merck & Co., Inc.	15,097	1,153,562
UnitedHealth Group, Inc.	3,636	905,800
		6,195,531
Industrials - 7.8%
General Electric Co.	192,769	1,459,261
Lockheed Martin Corp.	3,260	853,599
Norfolk Southern Corp.	6,544	978,590
		3,291,450

Information Technology - 7.3%
Apple, Inc.	8,188	1,291,575
Oracle Corp.	40,085	1,809,838
		3,101,413
Utilities - 4.3%
Dominion Energy, Inc.	14,242	1,017,734
Public Service Enterprise Group, Inc.	15,483	805,890
		1,823,624
Total Common Stocks
(Cost $45,859,178)		42,047,746

MONEY MARKET FUND - 1.7%
First American Government Obligations Fund - Class Z, 2.32% ^
Total Money Market Fund
(Cost $728,851)	728,851	728,851

Total Investments - 100.9%
(Cost $46,588,029)		42,776,597
Other Assets and Liabilities, Net - (0.9)%		(373,313)
Total Net Assets - 100.0%		$42,403,284

* Non-income producing security.
# As of December 31, 2018, the Fund had a significant portion of its assets invested in the financials sector.  The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence spending.

^ The rate shown is the annualized seven-day effective yield as of December 31, 2018.
ADR - American Depositary Receipt

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$42,047,746	$-	$-	$42,047,746
Money Market Fund	728,851		-	728,851
Total Investments	$42,776,597	$-	$-	$42,776,597

Refer to the Schedule of Investments for further information on the classification of investments.

Great Lakes Small Cap Opportunity Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 97.7%
Communication Services - 4.4%
Cars.com, Inc. *	63,433	$1,363,809
TripAdvisor, Inc. *	31,139	1,679,638
		3,043,447
Consumer Discretionary - 15.7%
Adtalem Global Education, Inc. *	28,526	1,349,850
Belmond Ltd. - Class A *	41,355	1,035,116
Cooper Tire & Rubber Co.	35,933	1,161,714
Despegar.com, Corp. *	53,623	665,461
Gentex Corp.	37,750	762,928
Gildan Activewear, Inc.	134,985	4,098,145
Mattel, Inc. *+	43,003	429,600
Nordstrom, Inc.	12,317	574,095
Shutterstock, Inc.	20,967	755,022
		10,831,931
Consumer Staples - 3.7%
e.l.f. Beauty, Inc. *	84,266	729,744
Hain Celestial Group, Inc. *	116,105	1,841,425
		2,571,169
Energy - 2.2%
Centennial Resource Development, Inc. - Class A *	52,500	578,550
Dril-Quip, Inc. *	30,608	919,158
		1,497,708
Financials - 19.0%
Axis Capital Holdings Ltd.	57,881	2,988,975
Bank OZK	54,691	1,248,596
First American Financial Corp.	24,864	1,109,929
Horace Mann Educators Corp.	49,186	1,842,016
Investors Bancorp, Inc.	291,036	3,026,774
PRA Group, Inc. *	99,923	2,435,123
Pzena Investment Management, Inc. - Class A	46,425	401,576
		13,052,989
Health Care - 4.9%
Dentsply Sirona, Inc.	21,185	788,294
Luminex Corp.	62,863	1,452,764
MEDNAX, Inc. *	34,784	1,147,872
		3,388,930
Industrials # - 28.8%
Acuity Brands, Inc.	24,071	2,766,962
AGCO Corp.	39,703	2,210,266
American Woodmark Corp. *	12,652	704,464
Armstrong World Industries, Inc.	37,928	2,207,789
Crane Co.	27,857	2,010,718
Kirby Corp. *	15,942	1,073,853
Knight-Swift Transportation Holdings, Inc.	47,486	1,190,474
Mistras Group, Inc. *	70,969	1,020,534
MSC Industrial Direct Co., Inc. - Class A	17,163	1,320,178
Standex International Corp.	18,978	1,274,942
UniFirst Corp.	12,816	1,833,585
WABCO Holdings, Inc. *	6,906	741,290
WESCO International, Inc. *	29,998	1,439,904
		19,794,959

Information Technology - 12.7%
Avnet, Inc.	48,416	1,747,818
Belden, Inc.	21,543	899,851
ScanSource, Inc. *	38,544	1,325,143
SS&C Technologies Holdings, Inc.	33,097	1,493,006
Versum Materials, Inc.	45,191	1,252,694
ViaSat, Inc. *	33,773	1,990,918
		8,709,430
Materials - 4.7%
Intrepid Potash, Inc. *	331,843	862,792
NewMarket Corp.	3,044	1,254,402
Valvoline, Inc.	57,136	1,105,581
		3,222,775
Real Estate - 1.6%
Jones Lang LaSalle, Inc.	8,912	1,128,259
Total Common Stocks
(Cost $73,953,578)		67,241,597

MONEY MARKET FUND - 2.5%
First American Government Obligations Fund - Class Z, 2.32% ^
Total Money Market Fund
(Cost $1,755,882)	1,755,882	1,755,882

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.6%
First American Government Obligations Fund - Class Z, 2.32% ^
Total Investments Purchased with Proceeds from Securities Lending
(Cost $391,417)	391,417	391,417

Total Investments - 100.8%
(Cost $76,100,877)		69,388,896
Other Assets and Liabilities, Net - (0.8)%		(558,482)
Total Net Assets - 100.0%		$68,830,414

*	Non-income producing security.
+	All or a portion of this security was out on loan at December 31, 2018. Total loaned securities had a market value of 381,488 at December 31, 2018.

# As of December 31, 2018, the Fund had a significant portion of its assets invested in the industrials sector. The industrials sector may be more greatly impacted by adverse economic, regulatory, political, legal and other changes affecting the issuers of such securities.

^	Variable rate security - The rate shown is the annualized seven-day effective yield as of December 31, 2018.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$67,241,597	$-	$-	$67,241,597
Money Market Fund	1,755,882	-	-	1,755,882
Investment Purchased with
Proceeds from Securities Lending	391,417	-	-	391,417
Total Investments	$69,388,896	$-	$-	$69,388,896

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                        Brian R. Wiedmeyer, President

Date  February 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, President

Date   February 21, 2019

By (Signature and Title) *  /s/ Ryan L. Roell
                                             Ryan L. Roell, Treasurer

Date   February 21, 2019

* Print the name and title of each signing officer under his or her signature.